SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2021
Mill machinery and processing equipment [Member] | Bottom of range [member]
Statement [Line Items]
Depreciation rates and methods of plant and equipment	5
Mill machinery and processing equipment [Member] | Top of range [member]
Statement [Line Items]
Depreciation rates and methods of plant and equipment	20 years straight line
Buildings [Member] | Bottom of range [member]
Statement [Line Items]
Depreciation rates and methods of plant and equipment	5
Buildings [Member] | Top of range [member]
Statement [Line Items]
Depreciation rates and methods of plant and equipment	20 years straight line
Office equipment, furniture, and fixtures [Member]
Statement [Line Items]
Depreciation rates and methods of plant and equipment	3 years straight line balance
Computer equipment [member]
Statement [Line Items]
Depreciation rates and methods of plant and equipment	5 years straight line balance
Mine machinery and transportation equipment [Member]
Statement [Line Items]
Depreciation rates and methods of plant and equipment	5 years straight line balance